Related Party Notes Payable - Schedule of Related Party Future Maturities of Notes Payable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Total	$ 750,000
Related Party Notes Payable [Member]
2020	575,000
2021
2022	1,000,000
Total	$ 1,575,000